Significant Accounting Policies - Impact of New Revenue Recognition Standard on Financial Statement Line Items (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018	Dec. 31, 2015
Consolidated Balance Sheet:
Accrued expenses	$ 10,711				$ 6,581				$ 10,711	$ 6,581
Total current liabilities	44,009				30,648				44,009	30,648
Deferred income taxes	7,677				2,996				7,677	2,996
Total liabilities	137,913				57,436				137,913	57,436
Retained earnings	40,911				43,556				40,911	43,556
Total CVS Health shareholders’ equity	58,225				37,691				58,225	37,691
Total shareholders’ equity	58,543				37,695				58,543	37,695	$ 36,834		$ 37,203
Consolidated Statement of Operations:
Revenues									193,919	184,765	177,526
Total revenues	54,424	$ 47,490	$ 46,922	$ 45,743	48,391	$ 46,186	$ 45,689	$ 44,520	194,579	184,786	177,546
Cost of products sold									156,447	153,448	146,533
Total operating costs									190,558	175,248	167,160
Operating income	824	2,574	(1,373)	1,996	3,114	2,504	2,121	1,799	4,021	9,538	10,386
Income before income tax provision									1,406	8,268	8,637
Income tax provision									2,002	1,637	3,317
Loss from continuing operations	(422)	1,390	(2,562)	998	3,287	1,285	1,097	962	(596)	6,631	5,320
Net loss									(596)	6,623	5,319
Net loss attributable to CVS Health	(419)	$ 1,390	$ (2,563)	$ 998	$ 3,287	$ 1,285	$ 1,098	$ 952	(594)	6,622	5,317
Reconciliation of net loss to net cash provided by operating activities:
Net loss									(596)	6,623	5,319
Other liabilities									165	(333)	152
Difference between Revenue Guidance in Effect before and after Topic 606 | Accounting Standards Update 2014-09
Consolidated Balance Sheet:
Accrued expenses	(18)								(18)			$ 17
Total current liabilities	(18)								(18)
Deferred income taxes	4								4			(4)
Total liabilities	(14)								(14)			13
Retained earnings	14								14			(13)
Total CVS Health shareholders’ equity	14								14			(13)
Total shareholders’ equity	14								14			(13)
Consolidated Statement of Operations:
Total revenues									3
Cost of products sold									2
Total operating costs									2
Operating income									1
Income before income tax provision									1
Income tax provision									0
Loss from continuing operations									1
Net loss									1
Net loss attributable to CVS Health									1
Reconciliation of net loss to net cash provided by operating activities:
Net loss									1
Other liabilities									(1)
Calculated under Revenue Guidance in Effect before Topic 606
Consolidated Balance Sheet:
Accrued expenses	10,693								10,693			6,598
Total current liabilities	43,991								43,991
Deferred income taxes	7,681								7,681			2,992
Total liabilities	137,899								137,899			57,449
Retained earnings	40,925								40,925			43,543
Total CVS Health shareholders’ equity	58,239								58,239			37,678
Total shareholders’ equity	$ 58,557								58,557			$ 37,682
Consolidated Statement of Operations:
Total revenues									194,582
Cost of products sold									156,449
Total operating costs									190,560
Operating income									4,022
Income before income tax provision									1,407
Income tax provision									2,002
Loss from continuing operations									(595)
Net loss									(595)
Net loss attributable to CVS Health									(593)
Reconciliation of net loss to net cash provided by operating activities:
Net loss									(595)
Other liabilities									164
Products
Consolidated Statement of Operations:
Revenues									183,910	$ 180,063	$ 173,377
Products | Difference between Revenue Guidance in Effect before and after Topic 606 | Accounting Standards Update 2014-09
Consolidated Statement of Operations:
Revenues									3
Products | Calculated under Revenue Guidance in Effect before Topic 606
Consolidated Statement of Operations:
Revenues									$ 183,913